ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc., together with its subsidiaries (the “Company”), is a provider of cloud-based technologies for Smart City IoT platforms, elevator products and related services, digital advertising delivery, and other internet-based information systems in China. The Company has built a far-reaching city partner ecosystem and comprehensive portfolio for its products and services, which are aligned together with its smart cloud platform, cloud services and solutions.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries then, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong and mainland China.

In June 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and Co-Chief Executive Officer of the Company, who then owned approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and is mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM has enhanced the Company’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of cryptocurrency mining business by December 2022, and continues to focus the efforts on its digital advertising, smart display and the newly added smart community and related businesses.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In January 2022, the Company completed the acquisition of 100% equity interest of Zhenjiang Taoping IoT Tech. Co., Ltd (“ZJIOT”), aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted the Company’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022.

The Company disposed of 100% equity interests of Taoping Digital Assets (Hong Kong) Limited (“TDL”) to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of Taoping Digital Assets (Asia) Limited (“TDAL”) and Taoping Capital Limited (“TCL”) (including their respective subsidiary) to an unrelated third party for nil consideration on October 27, 2023. The disposition resulted in a total recorded loss of $16,184 for the Company for the year ended December 31, 2023.

In May 2023, the Company established a subsidiary Taoping EP Holdings (Shenzhen) Co., Ltd. (“TEPH”) with a majority stake of 51%, to explore the new off-grid wastewater treatment business line.

In September 2023, the Company acquired 80% equity from other shareholders of Fujian Taoping Investment Co., Ltd. with nil consideration, to expand its digital advertising and other businesses in Fujian Province. As a result of the acquisition, the Company currently owns 100% of Fujian Taoping Investment Co, Ltd.

In November 2023, the Company established a subsidiary Taoping (Guangxi) EP Tech. Co., Ltd. (“TPGXT”) to expand its waste water treatment business in Guangxi Province.

In April 2024, the Company established a subsidiary Taoping Industrial (Yunnan) Co., Ltd. (“TIYN”) to explore smart agricultural related businesses in Yunnan Province.

In June 2024, ZJIOT was dissolved as a result of the Company’s business realignment.

In January 2025, TDTJS was dissolved as a result of the Company’s business realignment.

In April 2025, TEPH was dissolved as a result of the Company’s business realignment.

In June 2025, TPGXT was dissolved as a result of the Company’s business realignment.

In September 2025, through its wholly owned subsidiary Taoping Holdings Limited, the Company entered into a share purchase agreement with Skyladder Holding Limited, as amended by a supplemental agreement dated November 25, 2025, to acquire 100% of Skyladder Group Limited, or Skyladder Group, a Hong Kong company, for consideration of RMB 152 million (approximately US$21.36 million), payable in an aggregate of 7,882,921 ordinary shares of the Company. Such consideration shares are subject to transfer restrictions, released in tranches upon achievement of audited revenue and net profit targets for 2025–2029. The acquisition was closed on November 26, 2025. Skyladder Group is a provider of elevator products and related physical and cloud-based services. It provides services throughout the entire elevator lifecycle including sales, installation, repair, maintenance, renovation, and upgrades. Skyladder Group operates through subsidiaries in China.

On March 13, 2026, the Company disposed of its 60% equity interest in Banna Taoping Agricultural Tech. Co., Ltd. (“BTAT”) to an unrelated third party for consideration of RMB 360,000, and as a result, the Company no longer holds any equity interest in BTAT.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table lists our subsidiaries as of the respective date as indicated below.

		June 30, 2026	December 31, 2025	December 31, 2024
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	-	-	100%	Jiangsu, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	-	-	51%	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	100%	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	-	-	100%	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	100%	100%	Yunnan, China
Skyladder Group Limited (SGL)	Subsidiary	100%	100%	-	Hong Kong, China
Skyladder (Tianjin) Technology Development Co., Ltd. (STTD)	Subsidiary	100%	100%	-	Tianjin, China
Shenzhen Smart Skyladder IoT Co., Ltd. (SZSS)	Subsidiary	100%	100%	-	Shenzhen, China
Tianjin Zeyuan Elevator Co., Ltd. (TJZY)	Subsidiary	100%	100%	-	Tianjin, China
Skyladder New Century (Tianjin) IoT Technology Co., Ltd. (SNCT)	Subsidiary	100%	100%	-	Tianjin, China
Tianjin Weida Elevator Co., Ltd. (TJWD)	Subsidiary	100%	100%	-	Tianjin, China

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Going Concern and Management’s Plans

As a result of business transformation, the Company’s revenue was decreased period-over-period in the first half of 2026. The Company incurred a net loss of approximately $2.5 million for the six months ended June 30, 2026, compared to a net loss of approximately $4.7 million for the same period of 2025. The Company reported negative cash flows from operations of approximately $2.4 million for the six months ended June 30, 2026, compared to negative cash flows of $1.5 million from operations for the same period of 2025. The negative operating cash flow was primarily attributable to the increase in other receivables and prepaid expenses and the decrease in accounts payable. As of June 30, 2026, the Company had a working capital surplus of approximately $10.6 million, compared to a working capital surplus of $12.3 million as of December 31, 2025.

The Company will continue to invest efforts on diversifying its existing cloud-based product and service lines through strategic collaborations and acquisitions. In November 2025, the Company completed the acquisition of Skyladder Group, a provider of elevator products and related physical and cloud-based services. Based on the government policies which advocate the modification and replacement of old elevators, more confirmed orders/contracts have been obtained by Skyladder Group in 2026. From the confirmed orders/contracts on hand, Skyladder Group is expected to achieve significant revenue growth in 2026, which is expected to improve the Company’s operating cash flow by year-end 2026.

The Company considers the legacy market in China is competitive, in particular the escalated tariff environment and geopolitical disorders would raise significant uncertainty to the Company’s businesses. If the Company cannot effectively execute the confirmed orders/contracts for achieving more positive operating cash flows, additional capital raise from issuing equity security or debt instrument or additional loan facility may have to be considered to support required cash flows. The Company’s existing $5.5 million in short-term bank loans and $5.7 million in long-term bank loans, of which $3.7 million of the short-term bank loans are unsecured while the remaining loans were guaranteed and/or collateralized by the Company’s office properties, provide important capital support for its operations.

On July 15, 2026, the Company entered into a Securities Purchase Agreement with Streeterville Capital, LLC (the “Investor”), pursuant to which the Company issued an unsecured convertible promissory note with a 12-month maturity (the “Convertible Note”) to the Investor. The Convertible Note has the original principal amount of $3,195,000 including the original issue discount of $180,000 and Investor’s legal and other transaction costs of $15,000. Net proceeds received by the Company from this transaction were approximately $3.0 million.

From above, the Company believes that it has the ability to raise needed capital to maintain its operations, repay short term loans and fund business growth, and is able to operate as a going concern.

However, the Company considered the recent fluctuation in Nasdaq market and can make no assurances that financing will be always available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these businesses and/or strategies do not go well or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS